Commitments and Contingency (Details) - Schedule of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash flows [Abstract]
Net cash provided by (used in) operating activities	$ 4,016,852	$ (757,861)	$ 3,025,193
Net cash (used in) provided by investing activities	(7,349,231)	400,006	(865,047)
Net cash provided by financing activities	$ 2,749,498